REPORTABLE BUSINESS SEGMENTS - Geographical Disclosure (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021
Operating segments:
Sales	$ 608,672	$ 685,964
Non-current assets	247,719		$ 252,320
Canada
Operating segments:
Sales	140,478	104,454
Non-current assets	178,245		178,802
United States
Operating segments:
Sales	468,194	$ 581,510
Non-current assets	$ 69,474		$ 73,518